SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2020
Schedule of estimated useful lives of asset

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 – 7

S and S Beverage [Member]
Schedule of estimated useful lives of asset

Depreciation is provided using the straight-line method over the estimated useful lives of the asset as follows:

Estimated useful lives (in years)
Furniture and fixtures	7
Machinery and equipment	7
Vehicles	5
Computer equipment	5 – 7